  RPAR Risk Parity ETF

  Schedule of Investments

  March 31, 2026 (Unaudited)

COMMON STOCKS - 15.8%	Shares	Value
Consumer Discretionary Products - 0.1%
Geberit AG	465	$308,206
Scotts Miracle-Gro Co.	2,463	149,775
		457,981

Consumer Staple Products - 0.2%
Austevoll Seafood ASA	8,317	88,285
Bakkafrost P/F	2,576	119,743
Bumitama Agri Ltd.	82,896	118,226
China Youran Dairy Group Ltd.(a)	188,482	92,796
Dekon Food And Agriculture Group - Class H	17,239	142,812
Fresh Del Monte Produce, Inc.	2,021	81,365
Fuji Oil Co. Ltd.	3,760	84,871
Leroy Seafood Group ASA	24,564	124,069
Salmar ASA	5,878	340,939
Schouw & Co A/S	1,094	111,502
Suedzucker AG	8,528	127,738
Tate & Lyle PLC	20,187	96,367
		1,528,713

Industrial Products - 1.8%
AGCO Corp.	3,159	366,033
Alamo Group, Inc.	511	84,300
CNH Industrial NV - Class A	56,402	620,422
Deere & Co.	12,156	6,847,475
First Tractor Co. Ltd.	64,954	69,012
Halma PLC	4,967	249,031
Husqvarna AB	24,563	95,480
IDEX Corp.	996	188,792
Kubota Corp.	48,959	756,127
Pentair PLC	2,249	195,910
Toro Co.	4,289	400,764
Xylem, Inc.	3,187	380,847
Zurn Elkay Water Solutions Corp.	2,220	99,545
		10,353,738

Industrial Services - 0.0%(b)
Tetra Tech, Inc.	3,343	100,691

Materials - 6.2%
Advanced Drainage Systems, Inc.	1,036	142,067
Antofagasta PLC	23,532	1,032,426
Aurubis AG	1,124	194,262
BHP Group Ltd., ADR(c)	60,728	4,417,355
Boliden AB	6,806	347,007
Cameco Corp.	10,851	1,176,267

Capstone Copper Corp.(a)	18,201	$136,812
CF Industries Holdings, Inc.	6,605	857,593
China Nonferrous Mining Corp. Ltd.	140,013	205,192
China XLX Fertiliser Ltd.	54,526	75,875
CMOC Group Ltd.	549,610	1,128,634
Corteva, Inc.	28,353	2,373,430
Ecolab, Inc.	3,814	1,014,600
First Quantum Minerals Ltd.(a)	19,275	459,379
Fortescue Ltd.	72,984	1,015,229
Freeport-McMoRan, Inc.	34,192	2,009,806
Glencore PLC	285,448	2,128,664
GMK Norilskiy Nickel PAO, ADR(a)(d)	181,762	—
Hudbay Minerals, Inc.	9,248	193,038
Ivanhoe Mines Ltd. - Class A(a)	34,252	291,825
Jiangxi Copper Co. Ltd.	106,557	463,457
K+S AG	7,520	141,233
KWS Saat SE & Co KGaA	1,405	121,899
Lundin Mining Corp.	20,216	502,521
Lynas Rare Earths Ltd.(a)	23,477	316,470
Mineral Resources Ltd.(a)	4,350	159,721
MMG Ltd.(a)	300,072	276,335
Mosaic Co.	14,260	363,630
MP Materials Corp.(a)	4,069	196,370
NAC Kazatomprom JSC, GDR	6,593	514,254
NexGen Energy Ltd.(a)	15,895	183,831
Nutrien Ltd.	20,276	1,525,694
PhosAgro PJSC, GDR(a)(d)	52,122	—
PLS Group Ltd.(a)	66,320	232,563
Rio Tinto PLC, ADR	41,320	3,854,743
Sociedad Quimica y Minera de Chile SA - Class B, ADR(a)	10,988	889,369
South32 Ltd.	107,117	313,265
Southern Copper Corp.	19,715	3,392,168
Sumitomo Metal Mining Co. Ltd.	6,462	359,677
Teck Resources Ltd.	11,708	604,885
Uranium Energy Corp.(a)	12,362	166,887
Vale SA, ADR	110,868	1,763,910
Yara International ASA	10,772	623,698
		36,166,041

Oil & Gas - 6.5%
Aker BP ASA	8,125	301,196
BP PLC, ADR	33,601	1,579,247
Canadian Natural Resources Ltd.	26,163	1,272,202
Cenovus Energy, Inc.	24,585	650,409
Chevron Corp.	25,633	5,303,468
ConocoPhillips	15,455	2,040,060
Coterra Energy, Inc.	10,724	376,841
Devon Energy Corp.	8,868	446,238
Diamondback Energy, Inc.	3,808	753,184
Ecopetrol SA, ADR(c)	27,669	414,758
Eni SpA, ADR(c)	19,417	1,099,196

EOG Resources, Inc.	6,948	$1,004,472
EQT Corp.	7,841	499,001
Equinor ASA, ADR(c)	32,550	1,373,610
Expand Energy Corp.	2,985	327,693
Exxon Mobil Corp.	53,634	9,099,545
Galp Energia SGPS SA	9,742	235,833
Gazprom PJSC, ADR(a)(d)	523,190	—
Imperial Oil Ltd.	6,320	825,171
Inpex Corp.	17,440	512,819
LUKOIL PJSC, ADR(a)(d)	31,173	—
Novatek PJSC, GDR(a)(d)	13,358	—
Occidental Petroleum Corp.	12,727	827,255
OMV AG(a)	4,181	304,458
Permian Resources Corp. - Class A	9,840	209,789
Repsol SA	13,733	390,043
Rosneft Oil Co. PJSC, GDR(a)(d)	488,696	—
Santos Ltd.	41,736	230,800
Shell PLC, ADR	35,519	3,303,267
Suncor Energy, Inc.	15,391	1,014,744
TotalEnergies SE, ADR	27,681	2,518,418
Tourmaline Oil Corp.	5,559	265,213
Woodside Energy Group Ltd.	23,312	559,621
YPF SA - Class D, ADR(a)(c)	5,200	240,344
		37,978,895

Renewable Energy - 0.8%
Enphase Energy, Inc.(a)	4,706	177,934
Eos Energy Enterprises, Inc.(a)	17,418	86,393
First Solar, Inc.(a)	4,546	896,744
Flat Glass Group Co. Ltd. - Class H(a)	133,451	146,214
Fluence Energy, Inc. - Class A(a)	6,382	87,816
Goldwind Science & Technology Co. Ltd.	272,533	496,387
Guoxia Technology Co. Ltd.(a)	19,533	112,461
Hainan Drinda New Energy Technology Co. Ltd.(a)	28,569	99,187
Nextpower, Inc. - Class A(a)	5,695	686,532
Nordex SE(a)	6,741	353,710
Plug Power, Inc.(a)(c)	47,213	106,702
Solv Energy, Inc. - Class A(a)	4,131	124,054
Sunrun, Inc.(a)	7,911	107,273
Vestas Wind Systems A/S	35,113	1,029,503
Xinyi Solar Holdings Ltd.	348,675	129,416
		4,640,326

Utilities - 0.2%
American Water Works Co., Inc.	2,606	354,650
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	9,292	283,497
Essential Utilities, Inc.	3,774	151,979
Severn Trent PLC	3,992	162,666
United Utilities Group PLC	9,039	156,745

Veolia Environnement SA	9,821	$369,575
		1,479,112

TOTAL COMMON STOCKS (Cost $95,461,874)		92,705,497

EXCHANGE TRADED FUNDS - 35.5%	Shares	Value
SPDR Gold MiniShares Trust (a)(c)	690,420	63,995,029
Vanguard FTSE Developed Markets ETF	438,801	28,118,368
Vanguard FTSE Emerging Markets ETF	794,199	42,926,456
Vanguard Total Stock Market ETF	226,527	72,672,127
TOTAL EXCHANGE TRADED FUNDS (Cost $150,838,345)		207,711,980

U.S. TREASURY SECURITIES - 33.7%	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Indexed Bond	2.13%	02/15/2041	$13,566,091	13,161,108
U.S. Treasury Inflation Indexed Bond	0.75%	02/15/2042	22,906,930	17,703,061
U.S. Treasury Inflation Indexed Bond	0.63%	02/15/2043	22,960,419	16,977,112
U.S. Treasury Inflation Indexed Bond	1.38%	02/15/2044	25,225,109	20,922,099
U.S. Treasury Inflation Indexed Bond	0.75%	02/15/2045	24,518,036	17,670,426
U.S. Treasury Inflation Indexed Bond	1.00%	02/15/2046	24,901,969	18,539,006
U.S. Treasury Inflation Indexed Bond	0.88%	02/15/2047	22,798,008	16,236,778
U.S. Treasury Inflation Indexed Bond	1.00%	02/15/2048	20,926,619	15,092,742
U.S. Treasury Inflation Indexed Bond	1.00%	02/15/2049	17,093,974	12,153,228
U.S. Treasury Inflation Indexed Bond	0.25%	02/15/2050	14,642,267	8,330,971
U.S. Treasury Inflation Indexed Bond	0.13%	02/15/2051	13,680,865	7,307,945
U.S. Treasury Inflation Indexed Bond	0.13%	02/15/2052	13,159,689	6,871,527
U.S. Treasury Inflation Indexed Bond	1.50%	02/15/2053	8,149,527	6,279,922
U.S. Treasury Inflation Indexed Bond	2.13%	02/15/2054	14,328,226	12,690,168
U.S. Treasury Inflation Indexed Bond	2.38%	02/15/2055	7,852,254	7,328,409
TOTAL U.S. TREASURY SECURITIES (Cost $294,219,687)				197,264,502

SHORT-TERM INVESTMENTS - 19.3%
Investments Purchased with Proceeds from Securities Lending - 6.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.53%(e)	34,969,984	34,969,984

Money Market Funds - 1.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.53%(e)	9,807,489	9,807,489

U.S. Treasury Bills - 11.6%	Principal Amount	Value
U.S. Treasury Bill, 4/28/2026, 3.56%(f)	$68,240,000	68,054,012

TOTAL SHORT-TERM INVESTMENTS (Cost $112,834,332)		112,831,485

TOTAL INVESTMENTS - 104.3% (Cost $653,354,238)		$610,513,464
Liabilities in Excess of Other Assets - (4.3)%		(25,260,695)
TOTAL NET ASSETS - 100.0%		$585,252,769

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
PJSC	Public Joint Stock Company

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	All or a portion of this security is on loan as of March 31, 2026. The total market value of these securities was $35,504,327 which represented 6.1% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.
(f)	The rate shown is the annualized effective yield as of March 31, 2026.

  RPAR Risk Parity ETF

  Schedule of Futures Contracts

  March 31, 2026 (Unaudited)

The RPAR Risk Parity ETF had the following futures contracts outstanding with BTIG, LLC as of March 31, 2026:

FUTURES CONTRACTS - (1.0)%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note	954	06/18/2026	$105,938,719	$(2,151,942)
U.S. Ultra Long Bond	893	06/18/2026	104,090,312	(3,615,422)
Net Unrealized Appreciation (Depreciation)				$(5,767,364)

Percentages are stated as a percent of net assets.